CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Operating Activities
Net loss	$ (1,854,847)	$ (171,163)
Imputed interest on advances from related party	7,303
Accretion of debt discount	171,717
Change in fair value of embedded conversion derivative liabilities	328,267
Depreciation	24,952	16,651
Changes in operating assets and liabilities:
Accounts receivable	(233,732)	(75,619)
Inventory	(21,481)	43,622
Prepaid expenses and other current assets	(215,513)	(2,562)
Accounts payable and accrued liabilities	444,003	176,554
Due to related parties	(62,948)	74,505
Net Cash (Used in) Provided by Operating Activities	(1,412,279)	61,989
Investing Activities
Purchase of property and equipment	(89,190)	(55,627)
Net Cash Used in Investing Activities	(89,190)	(55,627)
Financing Activities
Net proceeds from convertible debt	1,450,000
Net proceeds from lines of credit	57,404	19,351
Net Cash Provided by Financing Activities	1,507,404	19,351
Net Increase in Cash	5,935	25,713
Cash at Beginning of Period	38,658	6,812
Cash at End of Period	44,593	32,525
Supplemental Cash Flow Information:
Interest paid	17,306	4,302
Income taxes paid
Non-Cash Financing Transactions:
Allocation of convertible debt to embedded conversion derivative liabilities	1,192,127
Forgiveness of note payable - related party	90,582
Cancellation of shares	50,000
Effects of reverse merger	$ 220,501